- SUBSEQUENT EVENTS	3 Months Ended
Aug. 31, 2011
- SUBSEQUENT EVENTS

NOTE 6 -  SUBSEQUENT EVENTS

In September, 2011, the Company issued subscription payable agreements for210,000 common shares at $0.10 per share, resulting in total cash proceeds of $210,000, being $210for par value shares and $20,790for capital in excess of par value to unaffiliated investors.

In accordance with ASC 855, Company management reviewed all material events through the date of this report and determined that there are no additional material subsequent events to report.